Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands of US$):

	As of	As of
	December 31, 2025	December 31, 2024
Accrued interest	$16,402	$10,599
Accrued dry-docking expenses	2,594	5,334
Accrued expenses	9,776	7,711
Total	$28,772	$23,644